Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000198375
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Focused ETF
Trading Symbol	IEDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 13.78%.

  For the same period, the S&P Total Market Index returned 15.73%.

What contributed to performance?

While U.S. consumer spending remained resilient during the reporting period, consumer patterns began to shift towards prioritizing essentials. The consumer discretionary sector was the largest contributor to the Fund’s return. Notably, a major e-commerce firm in the broadline retail segment saw significant gains due to its expansion into groceries and continued growth of its cloud computing business. Among specialty retail names, automotive retail companies benefited. An online used car platform was supported by an increased demand for used cars, while an auto parts and accessories specialist gained as consumers held onto older vehicles for longer. In the consumer staples sector, a focus on value and affordability helped two large discount retailers, as well as customer loyalty, lower pricing, investments in technology, and e-commerce strength.

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index
Mar 18	$9,884	$9,736
Apr 18	$10,112	$9,770
May 18	$10,216	$10,046
Jun 18	$10,538	$10,113
Jul 18	$10,796	$10,451
Aug 18	$11,415	$10,814
Sep 18	$11,506	$10,832
Oct 18	$10,743	$10,029
Nov 18	$10,864	$10,230
Dec 18	$9,978	$9,276
Jan 19	$10,747	$10,075
Feb 19	$11,043	$10,429
Mar 19	$11,391	$10,579
Apr 19	$11,848	$11,000
May 19	$11,024	$10,290
Jun 19	$11,845	$11,011
Jul 19	$12,062	$11,173
Aug 19	$12,058	$10,947
Sep 19	$12,285	$11,136
Oct 19	$12,350	$11,373
Nov 19	$12,617	$11,803
Dec 19	$12,936	$12,143
Jan 20	$12,849	$12,128
Feb 20	$11,890	$11,135
Mar 20	$10,356	$9,597
Apr 20	$11,984	$10,870
May 20	$12,810	$11,453
Jun 20	$13,198	$11,717
Jul 20	$14,247	$12,379
Aug 20	$15,637	$13,269
Sep 20	$15,261	$12,781
Oct 20	$14,873	$12,508
Nov 20	$16,399	$14,037
Dec 20	$16,779	$14,667
Jan 21	$16,494	$14,620
Feb 21	$16,637	$15,088
Mar 21	$17,446	$15,613
Apr 21	$18,493	$16,415
May 21	$18,128	$16,489
Jun 21	$18,709	$16,907
Jul 21	$18,994	$17,198
Aug 21	$19,367	$17,690
Sep 21	$18,514	$16,887
Oct 21	$19,578	$18,021
Nov 21	$19,817	$17,756
Dec 21	$20,371	$18,430
Jan 22	$18,694	$17,324
Feb 22	$18,130	$16,888
Mar 22	$18,525	$17,435
Apr 22	$17,164	$15,863
May 22	$16,151	$15,831
Jun 22	$14,757	$14,500
Jul 22	$16,592	$15,860
Aug 22	$16,121	$15,261
Sep 22	$14,825	$13,838
Oct 22	$15,824	$14,968
Nov 22	$16,809	$15,758
Dec 22	$15,659	$14,831
Jan 23	$16,909	$15,865
Feb 23	$16,177	$15,498
Mar 23	$16,489	$15,905
Apr 23	$16,903	$16,065
May 23	$16,391	$16,135
Jun 23	$17,647	$17,240
Jul 23	$18,242	$17,861
Aug 23	$17,873	$17,511
Sep 23	$16,867	$16,673
Oct 23	$16,691	$16,224
Nov 23	$18,148	$17,747
Dec 23	$19,458	$18,696
Jan 24	$19,625	$18,903
Feb 24	$21,358	$19,930
Mar 24	$21,916	$20,574
Apr 24	$20,534	$19,667
May 24	$21,062	$20,601
Jun 24	$21,498	$21,241
Jul 24	$21,629	$21,631
Aug 24	$22,175	$22,094
Sep 24	$23,071	$22,549
Oct 24	$22,648	$22,388
Nov 24	$24,763	$23,879
Dec 24	$23,782	$23,160
Jan 25	$25,037	$23,870
Feb 25	$24,580	$23,419
Mar 25	$22,751	$22,032
Apr 25	$22,914	$21,880
May 25	$23,941	$23,282
Jun 25	$24,478	$24,475
Jul 25	$24,609	$25,033

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	13.78%	11.55%	13.01%
S&P Total Market Index...
	15.73	15.12	13.28

Performance Inception Date	Mar. 21, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 30,298,094
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 52,906
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$30,298,094
Number of Portfolio Holdings...
189
Net Investment Advisory Fees...
$52,906
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
36.0%
Consumer Staples Distribution & Retail...
21.2
Hotels, Restaurants & Leisure...
14.8
Broadline Retail...
8.6
Textiles, Apparel & Luxury Goods...
3.4
Financial Services...
2.5
Commercial Services & Supplies...
1.8
Ground Transportation...
1.7
Software...
1.6
Entertainment...
1.5
OtherFootnote Reference(b)...
6.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Home Depot, Inc. (The)...
10.7%
Walmart, Inc...
8.6
Costco Wholesale Corp...
8.0
Amazon.com, Inc...
7.8
TJX Cos., Inc. (The)...
5.2
Lowe's Cos., Inc...
5.0
O'Reilly Automotive, Inc...
3.3
Ross Stores, Inc...
2.1
Chipotle Mexican Grill, Inc...
2.1
Starbucks Corp...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

C000198380
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Independence Focused ETF
Trading Symbol	IETC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund returned 31.85%.

  For the same period, the S&P Total Market Index returned 15.73%.

What contributed to performance?

Companies across the information technology sector contributed to the Fund’s return during the reporting period. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. An application software company specializing in data analysis and artificial intelligence experienced robust growth across its government and commercial sectors. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. In the consumer discretionary sector, a major e-commerce firm in the broadline retail segment saw significant gains due to its expansion into groceries and continued growth of its cloud computing business.

What detracted from performance?

There were no meaningful detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index
Mar 18	$9,598	$9,736
Apr 18	$9,699	$9,770
May 18	$10,321	$10,046
Jun 18	$10,351	$10,113
Jul 18	$10,600	$10,451
Aug 18	$11,418	$10,814
Sep 18	$11,379	$10,832
Oct 18	$10,277	$10,029
Nov 18	$10,237	$10,230
Dec 18	$9,396	$9,276
Jan 19	$10,283	$10,075
Feb 19	$10,762	$10,429
Mar 19	$11,222	$10,579
Apr 19	$11,951	$11,000
May 19	$11,042	$10,290
Jun 19	$11,828	$11,011
Jul 19	$12,219	$11,173
Aug 19	$11,942	$10,947
Sep 19	$11,959	$11,136
Oct 19	$12,331	$11,373
Nov 19	$12,949	$11,803
Dec 19	$13,378	$12,143
Jan 20	$13,985	$12,128
Feb 20	$13,079	$11,135
Mar 20	$11,949	$9,597
Apr 20	$13,796	$10,870
May 20	$14,782	$11,453
Jun 20	$15,717	$11,717
Jul 20	$16,759	$12,379
Aug 20	$18,509	$13,269
Sep 20	$17,484	$12,781
Oct 20	$16,977	$12,508
Nov 20	$18,758	$14,037
Dec 20	$19,606	$14,667
Jan 21	$19,503	$14,620
Feb 21	$19,849	$15,088
Mar 21	$20,044	$15,613
Apr 21	$21,498	$16,415
May 21	$21,234	$16,489
Jun 21	$22,729	$16,907
Jul 21	$23,503	$17,198
Aug 21	$24,541	$17,690
Sep 21	$23,063	$16,887
Oct 21	$24,802	$18,021
Nov 21	$25,042	$17,756
Dec 21	$25,444	$18,430
Jan 22	$23,406	$17,324
Feb 22	$22,268	$16,888
Mar 22	$22,963	$17,435
Apr 22	$19,863	$15,863
May 22	$19,365	$15,831
Jun 22	$17,673	$14,500
Jul 22	$19,739	$15,860
Aug 22	$18,686	$15,261
Sep 22	$16,522	$13,838
Oct 22	$17,194	$14,968
Nov 22	$18,198	$15,758
Dec 22	$17,122	$14,831
Jan 23	$18,523	$15,865
Feb 23	$18,302	$15,498
Mar 23	$19,831	$15,905
Apr 23	$19,806	$16,065
May 23	$21,876	$16,135
Jun 23	$23,214	$17,240
Jul 23	$23,964	$17,861
Aug 23	$24,019	$17,511
Sep 23	$22,509	$16,673
Oct 23	$22,314	$16,224
Nov 23	$25,093	$17,747
Dec 23	$26,411	$18,696
Jan 24	$27,471	$18,903
Feb 24	$29,432	$19,930
Mar 24	$30,041	$20,574
Apr 24	$28,216	$19,667
May 24	$29,293	$20,601
Jun 24	$31,901	$21,241
Jul 24	$31,686	$21,631
Aug 24	$32,116	$22,094
Sep 24	$33,342	$22,549
Oct 24	$33,172	$22,388
Nov 24	$35,028	$23,879
Dec 24	$36,290	$23,160
Jan 25	$37,003	$23,870
Feb 25	$34,964	$23,419
Mar 25	$31,938	$22,032
Apr 25	$33,536	$21,880
May 25	$37,190	$23,282
Jun 25	$40,075	$24,475
Jul 25	$41,777	$25,033

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	31.85%	20.04%	21.43%
S&P Total Market Index...
	15.73	15.12	13.28

Performance Inception Date	Mar. 21, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 754,108,286
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 780,463
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$754,108,286
Number of Portfolio Holdings...
103
Net Investment Advisory Fees...
$780,463
Portfolio Turnover Rate...
43%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
34.9%
Semiconductors & Semiconductor Equipment...
23.6
Broadline Retail...
7.6
IT Services...
6.9
Interactive Media & Services...
5.8
Capital Markets...
5.0
Communications Equipment...
3.9
Technology Hardware, Storage & Peripherals...
2.9
Electronic Equipment, Instruments & Components...
1.9
Aerospace & Defense...
1.8
OtherFootnote Reference(b)...
5.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
11.5%
Palantir Technologies, Inc., Class A...
10.4
NVIDIA Corp...
9.0
Amazon.com, Inc...
7.6
Microsoft Corp...
6.9
Salesforce, Inc...
4.2
Oracle Corp...
4.0
Meta Platforms, Inc., Class A...
2.8
Apple, Inc...
2.5
Accenture plc, Class A...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.